15. Provisions for legal proceedings (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Provisions For Legal Proceedings
Opening Balance	$ 8,236	$ 6,699
Additions	684	2,021
Use	(49)	(187)
Accruals and charges	87	329
Transfer to assets held for sale		(313)
Others		(1)
Cumulative translation adjustment	(2,259)	(324)
Closing Balance	$ 6,699	$ 8,236